Note 12 Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Foreign values [Line Items]
Equity instruments at fair value through other comprehensive income	€ 1,347,000,000	€ 1,100,000,000
Issued in euros [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	25,905,000,000	30,811,000,000
Fair value debt securities available for sale financial assets	26,691,000,000	31,712,000,000
Issued in euros [Member] | Government agency debt securities [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	24,123,000,000	28,582,000,000
Fair value debt securities available for sale financial assets	24,827,000,000	29,367,000,000
Issued in euros [Member] | Central banks [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	0	0
Fair value debt securities available for sale financial assets	0	0
Issued in euros [Member] | Banks [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	1,149,000,000	1,363,000,000
Fair value debt securities available for sale financial assets	1,207,000,000	1,439,000,000
Issued in euros [Member] | Other issuers [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	633,000,000	867,000,000
Fair value debt securities available for sale financial assets	658,000,000	906,000,000
MEXICO
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	10,638,000,000	9,107,000,000
Fair value debt securities available for sale financial assets	10,502,000,000	9,395,000,000
MEXICO | Government agency debt securities [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	9,956,000,000	8,309,000,000
Fair value debt securities available for sale financial assets	9,813,000,000	8,579,000,000
MEXICO | Central banks [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	0	0
Fair value debt securities available for sale financial assets	0	0
MEXICO | Banks [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	122,000,000	113,000,000
Fair value debt securities available for sale financial assets	122,000,000	118,000,000
MEXICO | Other issuers [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	560,000,000	685,000,000
Fair value debt securities available for sale financial assets	567,000,000	698,000,000
UNITED STATES
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	5,733,000,000	4,642,000,000
Fair value debt securities available for sale financial assets	5,762,000,000	4,691,000,000
UNITED STATES | Government agency debt securities [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	3,552,000,000	2,307,000,000
Fair value debt securities available for sale financial assets	3,541,000,000	2,315,000,000
UNITED STATES | Banks [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	107,000,000	186,000,000
Fair value debt securities available for sale financial assets	109,000,000	188,000,000
UNITED STATES | Other issuers [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	2,074,000,000	2,149,000,000
Fair value debt securities available for sale financial assets	2,112,000,000	2,187,000,000
TURKEY
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	3,383,000,000	3,456,000,000
Fair value debt securities available for sale financial assets	3,332,000,000	3,473,000,000
TURKEY | Government agency debt securities [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	3,383,000,000	3,456,000,000
Fair value debt securities available for sale financial assets	3,332,000,000	3,473,000,000
TURKEY | Central banks [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	0	0
Fair value debt securities available for sale financial assets	0	0
TURKEY | Banks [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	0	0
Fair value debt securities available for sale financial assets	0	0
TURKEY | Other issuers [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	0	0
Fair value debt securities available for sale financial assets	0	0
Other Countries [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	25,028,000,000	18,340,000,000
Fair value debt securities available for sale financial assets	25,524,000,000	19,037,000,000
Other Countries [Member] | Government agency debt securities [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	16,626,000,000	10,458,000,000
Fair value debt securities available for sale financial assets	16,936,000,000	10,943,000,000
Other Countries [Member] | Central banks [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	1,955,000,000	1,599,000,000
Fair value debt securities available for sale financial assets	1,963,000,000	1,611,000,000
Other Countries [Member] | Banks [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	2,465,000,000	2,521,000,000
Fair value debt securities available for sale financial assets	2,556,000,000	2,629,000,000
Other Countries [Member] | Other issuers [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	3,983,000,000	3,762,000,000
Fair value debt securities available for sale financial assets	4,068,000,000	3,854,000,000
Total foreign [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	44,783,000,000	35,545,000,000
Fair value debt securities available for sale financial assets	45,119,000,000	36,596,000,000
Debt securties at fair value through other comprehensive income [Member]
Foreign values [Line Items]
Amortized cost debt securities avaiable for sale financial assets	70,688,000,000	66,356,000,000
Fair value debt securities available for sale financial assets	€ 71,811,000,000	€ 68,308,000,000